Leases - Summary of the changes in the right-of-use assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		₩ 3,972,304		₩ 4,011,097
Disposals		(57,580)	[1]	(76,840)	[2]
Depreciation	[3]	(596,443)		(570,365)
Effects of impairment loss		1,650		1,409
Effects of foreign currency adjustments		27,060		2,800
Ending balance		4,157,592		3,972,304
Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		606,475		619,210
Acquisitions		624,103		370,724
Disposals		(45,452)		(71,052)
Depreciation	[4]	(329,946)		(313,755)
Effects of impairment loss		53
Effects of foreign currency adjustments		20,017		1,348
Ending balance		875,250		606,475
Real estate | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		566,941		586,075
Acquisitions		601,686		340,809
Disposals		(40,522)		(66,392)
Depreciation	[4]	(311,077)		(294,895)
Effects of impairment loss		53
Effects of foreign currency adjustments		19,844		1,344
Ending balance		836,925		566,941
Vehicle | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		28,417		22,327
Acquisitions		15,454		23,039
Disposals		(4,222)		(3,388)
Depreciation	[4]	(13,843)		(13,565)
Effects of impairment loss		0
Effects of foreign currency adjustments		187		4
Ending balance		25,993		28,417
Others | Right-of-use assets
Summary of the changes in the right-of-use assets [Line Items]
Beginning balance		11,117		10,808
Acquisitions		6,963		6,876
Disposals		(708)		(1,272)
Depreciation	[4]	(5,026)		(5,295)
Effects of impairment loss		0
Effects of foreign currency adjustments		(14)		0
Ending balance		₩ 12,332		₩ 11,117

[1]	During 2024, W26,185 million transferred from assets-under-construction is included.
[2]	During 2023, W82,179 million transferred from assets-under-construction is included.
[3]	Included in general administrative expense, other operating income (loss) and insurance service expense of the consolidated statements of comprehensive income.
[4]	Included in general administrative expense, other operating income(expense) and insurance service expense of the consolidated statements of comprehensive income.